Inventory (Tables)	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Schedule of Components of Inventories
Inventories consisted of the following:

	December 31,
	2021	2020
	(in thousands)
Raw materials	$145	$21
Work-in-process	173	83
Finished goods	69	5
Packaging	467	182
Consignment	163	21
Inventory allowance	(95)	(69)

Total inventory, net	$922	$243